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VEDDER PRICE                              VEDDER, PRICE KAUFMAN & KAMMHOLZ, P.C.
                                          222 NORTH LASALLE STREET
                                          CHICAGO, ILLINOIS 60601
                                          312-609-7500
                                          FAX: 312-609-5005

                                          CHICAGO * NEW YORK CITY *
                                          WASHINGTON, D.C. * ROSELAND, NJ


                                          August 17, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re: Aston Funds
             Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 87 under Investment Company Act of 1940
             File Nos. 33-68666 and 811-8004
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To the Commission:

         On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A (Amendment No. 87 under the 1940 Act).

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding five new series of the Trust. We intend for this Amendment to become effective on November 1, 2007.

         If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7785.

                                                  Very truly yours,

                                                  /s/ Corey L. Zarse
                                                  ------------------

                                                  Corey L. Zarse

CLZ/kc
Enclosures